Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of accrued liabilities and other payables [Abstract]
Payable to merchants of Cheers e-Mall	$ 1	$ 70
Co-invest online series production fund	467	331
Payroll payables	1,444	1,462
Other payables	720	388
Total	$ 2,632	$ 2,251